Segment Information - Additional Information (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021 Segment	Dec. 31, 2021 CAD ($) Segment	Dec. 31, 2020 CAD ($) Segment	Dec. 31, 2019 CAD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segments | Segment		2	3	1
Equity-accounted investees			$ 412,858
Share of profit of equity-accounted investees			32,913	$ 0	$ 0
Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Share of profit of equity-accounted investees			$ 32,913
Cannabis Segment [Member] | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues			Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use market and medical markets in Canada.
Share of profit of equity-accounted investees			$ 0
Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues			Retail operations include the private sale of recreational cannabis through wholly owned and franchise retail cannabis stores.
Share of profit of equity-accounted investees	[1]		$ 0
Investments | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues			Investments include the deployment of capital to investment opportunities.
Share of profit of equity-accounted investees			$ 32,913

[1]	Period July 20, 2021, to December 31, 2021